Revenue, Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers		$ 142,929	$ 149,418		$ 167,389
Revenue	[1],[2]	201,675	145,016	[3]	132,163	[3]
China
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	[1]	170,349	138,349		130,061
United States of America
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	[1]	$ 31,326	$ 6,667		$ 2,102

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.